Significant Accounting Policies (Details Narrative)	Jun. 30, 2014	Dec. 31, 2013
Significant Accounting Policies Details Narrative
Common stock consisted of warrants to purchase shares	8,200,000	8,200,000
Options to purchase shares of common stock	135,000	80,000